CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Current portion other financial assets	$ 5,082	$ 7,362
Other non-current financial assets	27,437	22,671
Other financial assets	32,519	30,033
Current portion of accounts receivable and other	23,397	22,772
Non-current portion of accounts receivable and other	9,802	10,737
Accounts receivable and other	33,199	33,509
Current portion of inventory	7,227	5,923
Non-current portion of inventory	2,204	2,926
Total	9,431	8,849
Current portion of accounts payable and other	32,903	32,288
Non-current portion of accounts payable and other	21,585	24,169
Accounts payable and other	54,488	56,457
Current portion of corporate borrowings	352	500
Non-current portion of corporate borrowings	14,359	13,801
Corporate Borrowings	14,711	14,301
Current portion of non-recourse borrowings of managed entities	28,048	38,814
Non-current non-recourse borrowings of managed entities	222,223	206,497
Non-recourse borrowings of managed entities	$ 250,271	$ 245,311